Employee benefit obligations - Schedule of change in the defined benefit obligation (Detail) € in Millions	5 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure Of Changes In Defined Benefit Obligation Of postretirement benefit plan [Line Items]
Defined benefit plan start period	€ 14
Benefit payments from the plan	0
Remeasurements financial assumptions	9
Experience adjustments	4
Interest expense	6
Defined benefit plan end period	18
Intelsat Postretirement Benefit Plan [Member]
Disclosure Of Changes In Defined Benefit Obligation Of postretirement benefit plan [Line Items]
Defined benefit plan start period	18
Benefit payments from the plan	0
Benefit payments from the employer	(1)
Admin expenses paid from plan assets	0
Remeasurements financial assumptions	0
Experience adjustments	(1)
Interest expense	1
Defined benefit plan end period	€ 17